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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08220
ING Variable Products Trust
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Convertible Portfolio
ING VP Disciplined LargeCap Portfolio
ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP LargeCap Growth Portfolio
ING VP MagnaCap Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio
The schedules are not audited.

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 5.1%
		Food: 0.4%
861	@	Dean Foods Co.	$33,458
172	@	TreeHouse Foods, Inc.	4,623

			38,081

		Healthcare — Services: 0.6%
640	@	WellPoint, Inc.	48,525

			48,525

		Investment Companies: 1.7%
1,200		SPDR Trust Series 1	147,648

			147,648

		Miscellaneous Manufacturing: 0.4%
900		General Electric Co.	30,303

			30,303

		Retail: 0.2%
400		Wal-Mart Stores, Inc.	17,528

			17,528

		Software: 0.8%
3,100	@	Open Solutions, Inc.	67,642

			67,642

		Telecommunications: 1.0%
2,000		Qualcomm, Inc.	89,500

			89,500

		Total Common Stock
		(Cost $339,235)	439,227

Preferred Stock: 28.5%
		Advertising: 0.5%
1,000		Interpublic Group of Cos., Inc.	42,950

			42,950

		Auto Manufacturers: 0.6%
2,300	C	General Motors Corp.	54,809

			54,809

		Chemicals: 0.8%
1,500		Huntsman Corp.	66,705

			66,705

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.8%
5,000		Citigroup Funding, Inc.	$157,770

			157,770

		Electric: 1.1%
80	#, C	NRG Energy, Inc.	97,880

			97,880

		Electrical Components & Equipment: 1.6%
1,500	C	General Cable Corp.	135,938

			135,938

		Food: 0.4%
1,500		Albertson’s, Inc.	37,350

			37,350

		Gas: 1.8%
500	#, C	SEMCO Energy, Inc.	103,000
1,000		Southern Union Co.	52,000

			155,000

		Insurance: 7.2%
50	@@, #	Fortis Insurance	56,125
2,250		Hartford Financial Services Group, Inc.	157,837
2,000		Metlife, Inc.	56,140
3,900		Reinsurance Group of America	230,100
5,200	C	Travelers Property Casualty Corp.	125,112

			625,314

		Media: 0.6%
1,100	C	Comcast Corp.	49,500

			49,500

		Mining: 1.3%
100		Freeport-McMoRan Copper & Gold, Inc.	110,700

			110,700

		Oil & Gas: 3.8%
2,000	#	Chesapeake Energy Corp.	329,000

			329,000

		Packaging & Containers: 2.3%
5,300	C	Owens-Illinois, Inc.	195,570

			195,570

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trust: 0.9%
3,000		FelCor Lodging Trust, Inc.	$73,890

			73,890

		Retail: 0.8%
3,100		Rite Aid Corp.	69,363

			69,363

		Savings & Loans: 0.8%
1,600		Sovereign Capital Trust	71,000

			71,000

		Sovereign: 1.1%
1	C	Fannie Mae	91,850

			91,850

		Telecommunications: 1.2%
100	C	Lucent Technologies Capital Trust I	101,125

			101,125

		Total Preferred Stock
		(Cost $2,259,968)	2,465,714

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Convertible Corporate Bonds: 60.0%
		Advertising: 1.5%
$120,000		Lamar Advertising Co., 2.875%, due 12/31/10	$128,850

			128,850

		Aerospace/Defense: 3.6%
150,000	#, C	L-3 Communications Corp., 3.000%, due 08/01/35	154,125
179,000	C	Spacehab, Inc., 8.000%, due 10/15/07	156,401

			310,526

		Auto Parts & Equipment: 0.9%
170,000	C	Lear Corp., 0.000%, due 02/20/22	77,138

			77,138

		Biotechnology: 2.5%
215,000	C	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	213,119

			213,119

		Building Materials: 0.6%
75,000	@@, C	Holcim Capital Corp. Ltd, 0.000%, due 06/10/17	53,250

			53,250

		Chemicals: 0.4%
40,000		Hercules Trust II, 6.500%, due 06/30/29	31,000

			31,000

		Commercial Services: 2.2%
125,000	#, C	Euronet Worldwide, Inc., 1.625%, due 12/15/24	132,031
60,000	#, C	Euronet Worldwide, Inc., 3.500%, due 10/15/25	60,975

			193,006

		Computers: 0.7%
55,000	C	Electronics For Imaging, 1.500%, due 06/01/23	56,788

			56,788

		Diversified Financial Services: 4.2%
50,000	@@, #	AngloGold Holdings Plc, 2.375%, due 02/27/09	50,313
200,000	C	E*Trade Financial Corp., 6.000%, due 02/01/07	203,250
130,000	#, C	Ocwen Financial Corp., 3.250%, due 08/01/24	113,750

			367,313

		Electric: 1.2%
75,000	C	Centerpoint Energy, Inc., 3.750%, due 05/15/23	99,656

			99,656

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electronics: 0.7%
60,000	@@	Flextronics Intl. Ltd, 1.000%, due 08/01/10	$61,050

			61,050

		Entertainment: 1.9%
134,000	C	International Game Technology, 0.000%, due 01/29/33	85,760
75,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	81,656

			167,416

		Healthcare — Products: 1.4%
25,000	#, C	Advanced Medical Optics, Inc., 1.375%, due 07/01/25	23,906
100,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	98,000

			121,906

		Insurance: 1.0%
80,000	C	PMA Capital Corp., 6.500%, due 09/30/22	84,800

			84,800

		Internet: 1.8%
100,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	98,250
50,000		Openwave Systems, Inc., 2.750%, due 09/09/08	57,438

			155,688

		Leisure Time: 2.8%
100,000	C	Carnival Corp., 1.132%, due 04/29/33	74,750
100,000	#, C	Navigant Intl., Inc., 4.875%, due 11/01/23	102,000
100,000	@@, C	Royal Caribbean Cruises Ltd., 0.000%, due 05/18/21	68,125

			244,875

		Lodging: 1.3%
81,000	C	Hilton Hotels Corp., 3.375%, due 04/15/23	92,846
20,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	23,625

			116,471

		Media: 4.4%
105,000		Citadel Broadcasting Corp., 1.875%, due 02/15/11	82,294
200,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	199,000
100,000	C	Liberty Media Corp., 3.500%, due 01/15/31	99,625

			380,919

		Mining: 0.8%
45,000	@@, C	Inco Ltd., 1.094%, due 03/14/23	68,738

			68,738

		Miscellaneous Manufacturing: 1.4%
100,000	@@, C	Tyco Intl. Group SA, 2.750%, due 01/15/18	123,375

			123,375

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 2.0%
100,000	C	Devon Energy Corp., 4.900%, due 08/15/08	$123,500
35,000	C	Nabors Industries, Inc., 0.000%, due 02/05/21	23,931
25,000	@@, C	Transocean, Inc., 1.500%, due 05/15/21	25,906

			173,337

		Oil & Gas Services: 1.9%
100,000	C	Cooper Cameron Corp., 1.500%, due 05/15/24	120,750
40,000	@@, C	Schlumberger Ltd., 2.125%, due 06/01/23	47,350

			168,100

		Packaging & Containers: 0.4%
40,000	#	Sealed Air Corp., 3.000%, due 06/30/33	38,650

			38,650

		Pharmaceuticals: 5.3%
125,000	#, C	Abgenix, Inc., 1.750%, due 12/15/11	142,500
80,000	C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	75,600
80,000	#, C	Isolagen, Inc., 3.500%, due 11/01/24	42,500
75,000	#, C	Nabi Biopharmaceuticals, 2.875%, due 04/15/25	85,406
125,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	109,687

			455,693

		Real Estate Investment Trust: 1.2%
100,000	C	Vornado Realty LP, 3.875%, due 04/15/25	107,250

			107,250

		Retail: 2.6%
100,000	C	Costco Wholesale Corp., 0.000%, due 08/19/17	98,500
125,000	C	Dick’s Sporting Goods, Inc., 1.606%, due 02/18/24	85,625
40,000		Rite Aid Corp., 4.750%, due 12/01/06	39,900

			224,025

		Semiconductors: 3.7%
200,000	C	Atmel Corp., 0.000%, due 05/23/21	95,250
100,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	117,374
150,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	105,750

			318,374

		Software: 2.6%
130,000	C	BEA Systems, Inc., 4.000%, due 12/15/06	129,025
188,000	+, #, C	Open Solutions, Inc., 1.467%, due 02/02/35	99,170

			228,195

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Telecommunications: 2.3%
$125,000	C	Ciena Corp., 3.750%, due 02/01/08		$114,219
90,000	C	RF Micro Devices, Inc., 1.500%, due 07/01/10		83,925

				198,144

		Transportation: 2.6%
130,000	@@, C	OMI Corp., 2.875%, due 12/01/24		119,763
75,000	C	Yellow Corp., 5.000%, due 08/08/23		105,094

				224,857

		Total Convertible Bond
		(Cost $5,204,883)		5,192,509

Corporate Bonds/Notes: 3.1%
		Diversified Financial Services: 1.9%
50,000	C	American Express Co., 1.850%, due 12/01/33		53,000
100,000	@@, C	First Pacific Finance Ltd., 0.000%, due 01/18/10		108,496

				161,496

		Engineering & Construction: 1.2%
100,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07		103,750

				103,750

		Total Corporate Bonds/Notes
		(Cost $257,455)		265,246

		Total Long-Term Investments
		(Cost $8,061,531)		$8,362,696

Short-Term Investments: 3.6%
		Repurchase Agreement: 3.6%
312,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $312,098 to be received upon repurchase (Collateralized by $325,000 Federal Home Loan Mortgage Corporation, 2.875% Market Value plus accrued interest $322,243, due 12/15/06)		312,000

		Total Short-Term Investments
		(Cost $312,000)		312,000

		Total Investments in Securities
		(Cost $8,373,531)*	100.3%	$8,674,696
		Other Assets and Liabilities-Net	(0.3)	(26,507)

		Net Assets	100.0%	$8,648,189

ING VP Convertible Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $8,373,306.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$599,019
		Gross Unrealized Depreciation	(297,629)

		Net Unrealized Appreciation	$301,390

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 100.0%
		Aerospace/Defense: 3.5%
1,250		Boeing Co.	$84,938
500		General Dynamics Corp.	59,775
885		Lockheed Martin Corp.	54,020
600		Rockwell Collins, Inc.	28,992
660		United Technologies Corp.	34,214

			261,939

		Agriculture: 2.8%
1,325		Altria Group, Inc.	97,666
1,820		Archer-Daniels-Midland Co.	44,881
710		Monsanto Co.	44,553
300		Reynolds American, Inc.	24,906

			212,006

		Apparel: 1.3%
1,170	@	Coach, Inc.	36,691
555		Nike, Inc.	45,332
320		VF Corp.	18,550

			100,573

		Auto Manufacturers: 0.6%
4,560		Ford Motor Co.	44,962

			44,962

		Auto Parts & Equipment: 0.1%
580	@	Goodyear Tire & Rubber Co.	9,042

			9,042

		Banks: 5.6%
4,395		Bank of America Corp.	185,030
1,280		Keycorp	41,280
1,380		National City Corp.	46,147
1,125		U.S. BanCorp	31,590
1,000		Wachovia Corp.	47,590
1,135		Wells Fargo & Co.	66,477

			418,114

		Beverages: 3.2%
2,710		Coca-Cola Co.	117,045
2,205		PepsiCo, Inc.	125,046

			242,091

		Biotechnology: 0.9%
835	@	Amgen, Inc.	66,524

			66,524

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.1%
575		Dow Chemical Co.	$23,960
595		E.I. Du Pont de Nemours & Co.	23,306
585		PPG Industries, Inc.	34,626

			81,892

		Commercial Services: 1.0%
390		Equifax, Inc.	13,627
920		McKesson Corp.	43,654
500		Robert Half Intl., Inc.	17,795

			75,076

		Computers: 5.1%
1,430	@	Apple Computer, Inc.	76,662
3,295	@	Dell, Inc.	112,689
3,923		Hewlett-Packard Co.	114,552
1,010		International Business Machines Corp.	81,022
2,600	@, X	Seagate Technology, Inc.	—

			384,925

		Cosmetics/Personal Care: 1.2%
1,565		Procter & Gamble Co.	93,055

			93,055

		Distribution/Wholesale: 0.3%
600		Genuine Parts Co.	25,740

			25,740

		Diversified Financial Services: 3.9%
780		American Express Co.	44,803
700		CIT Group, Inc.	31,626
595		Fannie Mae	26,668
300		Goldman Sachs Group, Inc.	36,474
580		Lehman Brothers Holdings, Inc.	67,558
565		Merrill Lynch & Co., Inc.	34,663
705		Morgan Stanley	38,028
915	@	Providian Financial Corp.	16,177

			295,997

		Electric: 2.8%
900	@	CMS Energy Corp.	14,805
300		Dominion Resources, Inc.	25,842
1,280		Edison Intl.	60,518
575		Exelon Corp.	30,728
700		TXU Corp.	79,016

			210,909

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.2%
2,947	@	Solectron Corp.	$11,523

			11,523

		Food: 0.8%
447		Supervalu, Inc.	13,911
600		Wm. Wrigley Jr. Co.	43,128

			57,039

		Hand/Machine Tools: 0.3%
240		Black & Decker Corp.	19,702

			19,702

		Healthcare — Products: 2.2%
1,905		Johnson & Johnson	120,548
795		Medtronic, Inc.	42,628

			163,176

		Healthcare — Services: 3.8%
660		Aetna, Inc.	56,852
300	@	Coventry Health Care, Inc.	25,806
570	@	Humana, Inc.	27,292
1,790		UnitedHealth Group, Inc.	100,598
1,010	@	WellPoint, Inc.	76,578

			287,126

		Household Products/Wares: 0.4%
500		Clorox Co.	27,770

			27,770

		Insurance: 7.7%
859	@@	ACE Ltd.	40,433
1,180		Allstate Corp.	65,242
1,710		American Intl. Group, Inc.	105,952
495		Chubb Corp.	44,327
700		Hartford Financial Services Group, Inc.	54,019
600		Lincoln National Corp.	31,212
473		Loews Corp.	43,710
1,410		Metlife, Inc.	70,260
300		MGIC Investment Corp.	19,260
900		Principal Financial Group	42,633
1,380		St. Paul Travelers Cos., Inc.	61,921

			578,969

		Internet: 1.3%
700	@	eBay, Inc.	28,840
400	@	Monster Worldwide, Inc.	12,284
2,540	@	Symantec Corp.	57,556

			98,680

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.4%
500		Nucor Corp.	$29,495

			29,495

		Leisure Time: 0.2%
300		Carnival Corp.	14,994

			14,994

		Media: 3.0%
1,380	@	Comcast Corp.	40,544
1,000		McGraw-Hill Cos, Inc.	48,040
1,580		News Corp., Inc.	24,632
2,805		Time Warner, Inc.	50,799
985		Viacom, Inc.	32,515
1,305		Walt Disney Co.	31,490

			228,020

		Mining: 0.9%
600		Freeport-McMoRan Copper & Gold, Inc.	29,154
300		Phelps Dodge Corp.	38,979

			68,133

		Miscellaneous Manufacturing: 4.5%
450		3M Co.	33,012
700		Danaher Corp.	37,681
6,790		General Electric Co.	228,619
1,000	@@	Ingersoll-Rand Co.	38,230

			337,542

		Oil & Gas: 12.0%
745		Burlington Resources, Inc.	60,583
2,314		ChevronTexaco Corp.	149,785
1,576		ConocoPhillips	110,178
785		Devon Energy Corp.	53,882
5,115		Exxon Mobil Corp.	325,007
680		Marathon Oil Corp.	46,872
700		Occidental Petroleum Corp.	59,801
400		Sunoco, Inc.	31,280
565		Valero Energy Corp.	63,879

			901,267

		Pharmaceuticals: 4.9%
1,000		Abbott Laboratories	42,400
310		AmerisourceBergen Corp.	23,963
905		Cardinal Health, Inc.	57,413
700		Eli Lilly & Co.	37,464
500	@	Express Scripts, Inc.	31,100
500	@	Hospira, Inc.	20,485
800	@	King Pharmaceuticals, Inc.	12,304

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.9% (continued)
4,788		Pfizer, Inc.	$119,556
500		Wyeth	23,135

			367,820

		Retail: 8.0%
1,082		Best Buy Co., Inc.	47,099
440		Darden Restaurants, Inc.	13,363
700		Federated Department Stores	46,809
1,355		Home Depot, Inc.	51,680
825		JC Penney Co., Inc.	39,122
480		Lowe’s Cos., Inc.	30,912
2,225		McDonald’s Corp.	74,515
700		Nordstrom, Inc.	24,024
1,000	@	Office Depot, Inc.	29,700
1,980		Staples, Inc.	42,214
100	@	Starbucks Corp.	5,010
525		Target Corp.	27,263
1,595		Wal-Mart Stores, Inc.	69,893
1,770		Walgreen Co.	76,908
400		Wendy’s Intl., Inc.	18,060

			596,572

		Savings & Loans: 0.9%
1,680		Washington Mutual, Inc.	65,890

			65,890

		Semiconductors: 3.4%
900	@	Broadcom Corp.	42,219
3,975		Intel Corp.	97,984
1,100		National Semiconductor Corp.	28,930
2,585		Texas Instruments, Inc.	87,632

			256,765

		Software: 4.7%
780		Autodesk, Inc.	36,223
700	@	BMC Software, Inc.	14,770
500	@	Citrix Systems, Inc.	12,570
1,515	@	Compuware Corp.	14,393
600	@	Intuit, Inc.	26,886
5,930		Microsoft Corp.	152,579
1,180	@	Novell, Inc.	8,791
6,310	@	Oracle Corp.	78,181
885	@	Parametric Technology Corp.	6,168

			350,561

		Telecommunications: 5.2%
1,100		CenturyTel, Inc.	38,478
3,835	@	Cisco Systems, Inc.	68,762
3,920		Motorola, Inc.	86,593

ING VP Disciplined LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 5.2% (continued)
1,075		Qualcomm, Inc.		$48,106
4,630		Verizon Communications, Inc.		151,355

				393,294

		Toys/Games/Hobbies: 0.1%
479		Hasbro, Inc.		9,412

				9,412

		Transportation: 1.7%
680		CSX Corp.		31,606
1,149		Norfolk Southern Corp.		46,603
700		United Parcel Service, Inc.		48,391

				126,600

		Total Investments in Securities
		(Cost $6,853,981)*	100.0%	$7,513,195
		Other Assets and Liabilities-Net	(0.0)	(2,807)

		Net Assets	100.0%	$7,510,388

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $6,970,599.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$701,870
		Gross Unrealized Depreciation		(159,274)

		Net Unrealized Appreciation		$542,596

ING VP Financial Services Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.2%
		Banks: 25.7%
67,848		Bank of America Corp.	$2,856,401
20,115		City National Corp.	1,409,860
35,700		PNC Financial Services Group, Inc.	2,071,314
45,305		Prosperity Bancshares, Inc.	1,370,476
61,823		The Bank of New York Co., Inc.	1,818,214
82,218		U.S. BanCorp	2,308,681
24,417		Wachovia Corp.	1,162,005
64,154		Wells Fargo & Co.	3,757,500
21,334		Zions Bancorporation	1,519,194

			18,273,645

		Diversified Financial Services: 38.7%
30,659	@	Affiliated Managers Group, Inc.	2,220,325
20,345		American Express Co.	1,168,617
23,767		Capital One Financial Corp.	1,889,952
31,673		CIT Group, Inc.	1,430,986
100,617		Citigroup, Inc.	4,580,086
53,522		Countrywide Financial Corp.	1,765,156
28,093	@	E*TRADE Financial Corp.	494,437
25,723		Fannie Mae	1,152,905
10,342		Franklin Resources, Inc.	868,314
22,795		Freddie Mac	1,287,006
21,490		Goldman Sachs Group, Inc.	2,612,754
76,866		JPMorgan Chase & Co.	2,608,063
10,226		Lehman Brothers Holdings, Inc.	1,191,124
37,416		Merrill Lynch & Co., Inc.	2,295,472
36,965		Morgan Stanley	1,993,892

			27,559,089

		Home Builders: 2.3%
44,956		DR Horton, Inc.	1,628,306

			1,628,306

		Insurance: 25.6%
33,794	@@	ACE Ltd.	1,590,684
29,659		AFLAC, Inc.	1,343,553
12,463		Allstate Corp.	689,079
45,132		American Intl. Group, Inc.	2,796,379
23,500	@@	Endurance Specialty Holdings Ltd.	801,585
46,593		Genworth Financial, Inc.	1,502,158
18,885		Hartford Financial Services Group, Inc.	1,457,355
30,339		Lincoln National Corp.	1,578,235
18,201		PMI Group, Inc.	725,674
17,585		Prudential Financial, Inc.	1,188,043
13,559		Radian Group, Inc.	719,983
17,300		Reinsurance Group Of America	773,310
23,084	@@	RenaissanceRe Holdings Ltd.	1,009,463
46,588		St. Paul Travelers Cos., Inc.	2,090,404

			18,265,905

ING VP Financial Services Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares		Value

	Real Estate Investment Trust: 0.8%
27,225	KKR Financial Corp.	$605,484

		605,484

	Software: 3.1%
55,377	First Data Corp.	2,215,080

		2,215,080

	Total Common Stock
	(Cost $67,491,788)	68,547,509

ING VP Financial Services Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 2.2%
		Repurchase Agreement: 2.2%
$1,539,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $1,539,481 to be received upon repurchase (Collateralized by $1,580,000 Federal Home Loan Mortgage Corporation, 3.800% Market Value plus accrued interest $1,586,457, due 12/27/06)		$1,539,000

		Total Short-Term Investments
		(Cost $1,539,000)		1,539,000

		Total Investments in Securities
		(Cost $69,030,788)*	98.4%	$70,086,509
		Other Assets and Liabilities-Net	1.6	1,134,665

		Net Assets	100.0%	$71,221,174

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $69,639,298. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,012,618
		Gross Unrealized Depreciation		(565,407)

		Net Unrealized Appreciation		$447,211

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Corporate Bond/Note: 95.4%
		Advertising: 0.2%
$27,000	#, C	Lamar Media Corp., 6.625%, due 08/15/15	$27,608
145,000	#, C	Vertis, Inc., 13.500%, due 12/07/09	123,975

			151,583

		Aerospace/Defense: 1.3%
39,000	C	Argo-Tech Corp., 9.250%, due 06/01/11	41,535
41,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	44,383
416,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	403,518
25,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	25,000
86,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	85,570
27,000	#, C	L-3 Communications Corp., 6.375%, due 10/15/15	27,338
285,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	300,675
16,000	C	Orbital Sciences Corp., 9.000%, due 07/15/11	17,440
25,000	C	Sequa Corp., 8.875%, due 04/01/08	26,125
55,000	C	Sequa Corp., 9.000%, due 08/01/09	58,575

			1,030,159

		Airlines: 0.0%
97,000	C,**	Northwest Airlines, Inc., 8.875%, due 06/01/06	27,645

			27,645

		Apparel: 1.5%
89,000	C	Broder Brothers, 11.250%, due 10/15/10	88,555
215,000	C	Levi Strauss & Co., 8.804%, due 04/01/12	215,538
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	54,590
300,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	316,500
73,000	#, C	Quiksilver, Inc., 6.875%, due 04/15/15	70,445
365,000	C	Russell Corp., 9.250%, due 05/01/10	370,474
23,000	C	Warnaco, Inc., 8.875%, due 06/15/13	24,955

			1,141,057

		Auto Manufacturers: 0.3%
325,000		Ford Motor Co., 7.450%, due 07/16/31	255,125

			255,125

		Auto Parts & Equipment: 0.9%
313,000	C	Accuride Corp., 8.500%, due 02/01/15	308,305
75,000	#, C	Commercial Vehicle Group, Inc., 8.000%, due 07/01/13	75,750
52,000	C	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	43,940
110,000	C	Dura Operating Corp., 8.625%, due 04/15/12	98,450
51,000	C	TRW Automotive, Inc., 9.375%, due 02/15/13	55,590
165,000	C	Visteon Corp., 8.250%, due 08/01/10	157,575

			739,610

		Beverages: 0.1%
67,000	C	Constellation Brands, Inc., 8.125%, due 01/15/12	71,104

			71,104

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Building Materials: 1.2%
52,000	@@, C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	$47,060
566,000	@@, C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	515,060
40,000	C	Nortek Inc-Old, 8.500%, due 09/01/14	37,000
245,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	207,025
42,000	#, C	RMCC Acquisition Co., 9.500%, due 11/01/12	42,630
6,000	#, C	Texas Industries, Inc., 7.250%, due 07/15/13	6,270
45,000	C	US Concrete, Inc., 8.375%, due 04/01/14	45,450

			900,495

		Chemicals: 3.7%
88,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	95,040
40,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	43,800
106,000	C	Huntsman Intl. LLC, 9.875%, due 03/01/09	112,493
250,000		IMC Global, Inc., 10.875%, due 06/01/08	283,750
45,000	C	IMC Global, Inc., 10.875%, due 08/01/13	53,325
1,045,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	1,102,474
101,000	C	Millennium America, Inc., 9.250%, due 06/15/08	109,080
78,000	@@, #	Montell Finance Co. BV, 8.100%, due 03/15/27	75,660
260,000	C	Nalco Co., 7.750%, due 11/15/11	267,150
61,000	C	Nalco Co., 8.875%, due 11/15/13	62,906
67,000	C	OM Group, Inc., 9.250%, due 12/15/11	68,508
255,000	C	PolyOne Corp., 8.875%, due 05/01/12	243,206
44,000	C	PolyOne Corp., 10.625%, due 05/15/10	45,540
24,000	@@, C	Rhodia SA, 7.625%, due 06/01/10	23,520
85,000	#, C	Rockwood Specialties GRP, 7.500%, due 11/15/14	82,875
237,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	259,515

			2,928,842

		Coal: 0.1%
40,000	C	James River Coal Co., 9.375%, due 06/01/12	42,800

			42,800

		Commercial Services: 1.8%
26,000	C	American Color Graphics, Inc., 10.000%, due 06/15/10	19,435
245,000	C	Cenveo Corp., 7.875%, due 12/01/13	237,650
14,000	C	Coinmach Corp., 9.000%, due 02/01/10	14,385
24,000	C	Concentra Operating Corp., 9.125%, due 06/01/12	25,080
44,000	C	Corrections Corp. of America, 6.250%, due 03/15/13	43,780
445,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	461,130
37,000	C	Geo Group, Inc./The, 8.250%, due 07/15/13	37,000
39,000	C	Great Lakes Dredge & Dock Corp., 7.750%, due 12/15/13	35,978
13,000	#, C	Mac-Gray Corp., 7.625%, due 08/15/15	13,325
85,000	C	Mail-Well I, Corp., 9.625%, due 03/15/12	91,588
51,000	C	Quintiles Transnational Corp., 10.000%, due 10/01/13	57,630
14,000	#, C	Rural/Metro Corp., 9.875%, due 03/15/15	14,980
61,000	C	Team Health, Inc., 9.000%, due 04/01/12	64,965
195,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	189,150
80,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14	74,600
26,000	C	United Rentals North America, Inc., 7.750%, due 11/15/13	25,220

			1,405,896

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Computers: 1.0%
645,000	#, C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	$671,606
125,000	#, C	Sungard Data Systems , Inc., 10.250%, due 08/15/15	127,188

			798,794

		Cosmetics/Personal Care: 0.0%
27,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	25,954

			25,954

		Distribution/Wholesale: 0.1%
55,000	C	Aviall, Inc., 7.625%, due 07/01/11	56,925
42,000	C	Nebraska Book Co., Inc., 8.625%, due 03/15/12	39,690

			96,615

		Diversified Financial Services: 6.3%
89,000	C	AES Red Oak LLC, 8.540%, due 11/30/19	100,125
15,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	16,088
30,000	C	Alamosa Delaware, Inc., 12.000%, due 07/31/09	33,375
200,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	198,855
19,000	C	Athena Neuro Finance LLC, 7.250%, due 02/21/08	18,335
29,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	32,408
73,000	C	Cellu Tissue Holdings, Inc., 9.750%, due 03/15/10	73,548
41,000	#, C	E*Trade Financial Corp., 7.375%, due 09/15/13	41,615
140,000		Ford Motor Credit Co., 4.950%, due 01/15/08	133,299
131,000		Ford Motor Credit Co., 6.625%, due 06/16/08	128,114
135,000		General Motors Acceptance Corp., 5.125%, due 05/09/08	125,745
40,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	36,700
140,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	139,221
52,000		General Motors Acceptance Corp., 6.311%, due 11/30/07	50,283
110,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	95,839
280,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	254,992
55,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	48,144
115,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	124,200
35,000	C	Huntsman Advanced Materials LLC, 11.000%, due 07/15/10	39,375
460,000	C	Jostens IH Corp., 7.625%, due 10/01/12	466,900
50,000	C	Madison River Capital LLC/Madison River Finance Corp., 13.250%, due 03/01/10	53,500
332,000	#, C	Rainbow National Services LLC, 8.750%, due 09/01/12	355,655
20,000	C	Standard Aero Holdings, Inc., 8.250%, due 09/01/14	19,450
2,021,659	#	TRAINS, 7.651%, due 06/15/15	2,063,001
250,000	C	Universal City Development Partners, 11.750%, due 04/01/10	283,750
45,000	C	Universal City Florida Holding Co. I/II, 8.443%, due 05/01/10	46,913

			4,979,430

		Electric: 8.5%
199,000	C	AES Corp., 7.750%, due 03/01/14	211,935
870,000	#, C	AES Corp., 8.750%, due 05/15/13	957,000
90,000	C	AES Corp., 8.875%, due 02/15/11	98,100
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	78,100
245,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	276,850

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 8.5% (continued)
540,000		Aquila, Inc., 7.625%, due 11/15/09	$567,000
17,000	@@, C	Calpine Canada Energy Finance Ulc, 8.500%, due 05/01/08	10,243
59,000	C	Calpine Corp., 8.750%, due 07/15/07	36,875
54,000	#, C	Calpine Corp., 8.750%, due 07/15/13	38,475
54,000	C	Calpine Generating Co. LLC, 9.610%, due 04/01/10	54,810
1,075,000	C	CMS Energy Corp., 7.500%, due 01/15/09	1,131,436
57,000	C	CMS Energy, Corp., 8.900%, due 07/15/08	61,916
59,646	C	Homer City Funding LLC, 8.734%, due 10/01/26	71,277
365,000	#, C	Inergy LP, 6.875%, due 12/15/14	350,400
52,000	C	LSP Energy LP/LSP Batesville Funding Corp., 7.164%, due 01/15/14	53,908
650,000	C	Midwest Generation LLC, 8.300%, due 07/02/09	684,531
121,000	C	Midwest Generation LLC, 8.560%, due 01/02/16	133,176
65,000	C	Midwest Generation LLC, 8.750%, due 05/01/34	72,719
398,000	C	Nevada Power Co., 10.875%, due 10/15/09	441,780
505,000	C	Nevada Power Co., 5.875%, due 01/15/15	500,281
39,000		Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17	43,737
16,000	#, C	South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, 8.400%, due 05/30/12	15,290
500,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	540,000
50,000	#, C	Texas Genco LLC, 6.875%, due 12/15/14	51,125
210,000	C	TXU Corp., 5.550%, due 11/15/14	200,409

			6,681,373

		Electrical Components & Equipment: 0.1%
42,000	C	Superior Essex Communications LLC/Essex Group, Inc., 9.000%, due 04/15/12	42,630

			42,630

		Electronics: 0.7%
145,000	@@, C	Celestica, Inc., 7.625%, due 07/01/13	145,363
300,000	@@, C	Flextronics Intl. Ltd, 6.500%, due 05/15/13	307,500
68,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	64,940
58,000	C	Viasystems, Inc., 10.500%, due 01/15/11	57,275

			575,078

		Engineering & Construction: 0.0%
13,000	#, C	Ahern Rentals, Inc., 9.250%, due 08/15/13	13,358

			13,358

		Entertainment: 2.9%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	22,125
67,000	C	AMC Entertainment, Inc., 9.875%, due 02/01/12	64,823
595,000	C	American Casino and Entertainment, 7.850%, due 02/01/12	616,568
40,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	41,500
95,000	@@, C	Intrawest Corp., 7.500%, due 10/15/13	97,731
50,000	C	Loews Cineplex Entertainment Corp., 9.000%, due 08/01/14	48,875
300,000	C	Marquee, Inc., 8.625%, due 08/15/12	303,000
402,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	404,010
26,000	C	River Rock Entertainment Authority, 9.750%, due 11/01/11	28,990
31,000	C	Seneca Gaming Corp., 7.250%, due 05/01/12	31,930
597,000	C	Warner Music Group, 7.375%, due 04/15/14	601,478

			2,261,030

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Environmental Control: 1.9%
415,000	#, C	Allied Waste North America, Inc., 7.250%, due 03/15/15	$410,850
1,046,000	C	Allied Waste North America, Inc., 8.500%, due 12/01/08	1,095,685

			1,506,535

		Food: 4.4%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	27,375
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	30,240
600,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	653,287
565,000	C	Dole Food Co., Inc., 8.625%, due 05/01/09	593,250
140,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	155,050
465,000	C	Roundy’s, Inc., 8.875%, due 06/15/12	516,150
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	44,075
300,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	316,500
390,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	387,075
650,000	C	Swift & Co., 10.125%, due 10/01/09	702,813
25,000	C	Swift & Co., 12.500%, due 01/01/10	27,375

			3,453,190

		Forest Products & Paper: 3.3%
510,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	502,348
78,000	C	Boise Cascade LLC, 7.125%, due 10/15/14	74,295
27,000	@@, C	Domtar, Inc., 7.125%, due 08/15/15	24,891
44,000	@@, #, C	Fraser Papers, Inc., 8.750%, due 03/15/15	38,940
20,000		Georgia-Pacific Corp., 7.375%, due 07/15/08	21,050
280,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	301,700
567,000	C	Georgia-Pacific Corp., 8.875%, due 02/01/10	635,040
520,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	582,400
43,000	C	Mercer International, Inc.-Sbi, 9.250%, due 02/15/13	36,765
83,000	@@, C	Millar Western, 7.750%, due 11/15/13	71,173
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	29,993
220,000	@@, C	Norske Skog Canada Ltd., 7.375%, due 03/01/14	210,100
26,000	@@, C	Tembec Industries, Inc., 8.500%, due 02/01/11	17,095
39,000	@@, C	Tembec Industries, Inc., 8.625%, due 06/30/09	26,715

			2,572,505

		Gas: 1.1%
815,000	#, C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	794,573
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	15,357
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,899

			827,829

		Healthcare — Products: 0.8%
40,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	40,800
275,000	C	Medical Device Manufacturers, Inc., 10.000%, due 07/15/12	299,750
305,000	C	VWR Intl., Inc., 8.000%, due 04/15/14	298,519

			639,069

		Healthcare — Services: 2.7%
485,000	C	Alliance Imaging, Inc., 7.250%, due 12/15/12	446,200
60,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	60,450

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare — Services: 2.7% (continued)
105,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	$113,663
780,000	C	HCA, Inc., 6.375%, due 01/15/15	775,594
145,000	C	HCA, Inc., 7.500%, due 11/06/33	145,390
41,000	#, C	Insight Health Services Corp., 9.174%, due 11/01/11	40,180
155,000	#, C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	160,813
47,000	C	Select Medical Corp., 7.625%, due 02/01/15	45,238
71,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	66,563
223,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	234,150

			2,088,241

		Holding Companies — Diversified: 0.8%
155,000	C	Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	147,250
43,000		Kansas City Southern Railway, 9.500%, due 10/01/08	47,354
425,000	@@, #, C	Nell AF Sarl, 8.375%, due 08/15/15	417,562

			612,166

		Home Builders: 2.4%
280,000		DR Horton, Inc., 6.875%, due 05/01/13	294,766
290,000		DR Horton, Inc., 7.875%, due 08/15/11	318,119
40,000	C	KB Home, 6.375%, due 08/15/11	40,295
310,000	#, C	Stanley-Martin Communities, 9.750%, due 08/15/15	304,575
145,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	153,338
42,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	43,680
585,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	608,399
30,000	C	WCI Communities, Inc., 9.125%, due 05/01/12	31,050
105,000	C	WCI Communities, Inc., 10.625%, due 02/15/11	112,088

			1,906,310

		Home Furnishings: 0.1%
45,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	46,800

			46,800

		Household Products/Wares: 1.0%
65,000	C	American Achievement Corp., 8.250%, due 04/01/12	65,975
27,000	#, C	Gregg Appliances, Inc., 9.000%, due 02/01/13	25,515
463,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	487,308
79,000	C	Spectrum Brands, Inc., 7.375%, due 02/01/15	71,495
150,000	C	Visant Holding Corp., 0.000%, due 12/01/13	108,750

			759,043

		Housewares: 0.1%
37,000	C	Ames True Temper, 8.150%, due 01/15/12	34,595
28,000	C	Ames True Temper, 10.000%, due 07/15/12	21,980

			56,575

		Iron/Steel: 0.5%
105,000	C	AK Steel Corp., 7.875%, due 02/15/09	102,375
40,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	37,800
187,000	#, C	Chaparral Steel Co., 10.000%, due 07/15/13	198,220
47,000	@@, C	IPSCO, Inc., 8.750%, due 06/01/13	52,170

			390,565

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Leisure Time: 1.1%
369,000	@@, #, C	NCL Corp., 11.625%, due 07/15/14	$391,140
40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	42,800
314,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	341,475
92,000	@@	Royal Caribbean Cruises Ltd., 8.750%, due 02/02/11	103,730

			879,145

		Lodging: 4.9%
680,000	C	Aztar Corp., 7.875%, due 06/15/14	714,000
52,000	@@, #, C	Grupo Posadas SA de CV, 8.750%, due 10/04/11	55,900
200,000		Mandalay Resort Group, 7.625%, due 07/15/13	209,000
615,000	C	MGM Mirage, 5.875%, due 02/27/14	587,325
67,000	#, C	MGM Mirage, 6.625%, due 07/15/15	66,581
750,000	C	MGM Mirage, 8.500%, due 09/15/10	819,375
26,000	C	Poster Financial Group, Inc., 8.750%, due 12/01/11	26,878
418,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	457,710
500,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	502,500
425,000	C	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	408,531

			3,847,800

		Machinery — Construction & Mining: 0.6%
355,000	C	Terex Corp., 7.375%, due 01/15/14	360,325
95,000	C	Terex Corp., 9.250%, due 07/15/11	102,600

			462,925

		Machinery — Diversified: 0.2%
40,000	C	Case New Holland, Inc., 9.250%, due 08/01/11	42,500
27,000	#, C	Columbus McKinnon Corp./NY, 8.875%, due 11/01/13	27,405
28,000	C	Manitowoc Co., 10.500%, due 08/01/12	31,430
75,000		Wabtec Corp., 6.875%, due 07/31/13	77,344

			178,679

		Media: 10.3%
212,000	**	Adelphia Communications Corp., 10.875%, due 10/01/10	159,000
28,000		Adelphia Communications Corp., 9.250%, due 10/01/02	20,720
51,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	50,873
245,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	239,488
270,000	C	Block Communications, Inc., 9.250%, due 04/15/09	287,550
210,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	204,750
25,000		Cablevision Systems Corp., 8.716%, due 04/01/09	25,750
35,000	@@, C	CanWest Media, Inc., 10.625%, due 05/15/11	38,238
285,000	@@, C	CanWest Media, Inc., 7.625%, due 04/15/13	311,719
222,057	@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	236,768
300,000	C	CBD Media, Inc., 8.625%, due 06/01/11	311,250
280,000	#, C	CCH I LLC, 11.000%, due 10/01/15	274,400
124,000		Century Communications, 9.500%, due 03/01/05	134,850
320,000	C	Charter Communications Holdings LLC, 10.250%, due 09/15/10	329,600
38,000	C	Charter Communications Holdings LLC, 11.125%, due 01/15/11	29,450
28,000	C	Charter Communications Holdings LLC, 9.920%, due 04/01/11	20,370

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 10.3% (continued)
642,000	#, C	Charter Communications Operating LLC, 8.000%, due 04/30/12	$650,020
98,000		CSC Holdings, Inc., 7.625%, due 04/01/11	96,775
422,000	C	Dex Media Finance/West, 9.875%, due 08/15/13	467,893
41,000	C	Dex Media, Inc., 0.000%, due 11/15/13	32,493
290,000	C	Dex Media, Inc., 8.000%, due 11/15/13	299,425
89,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08	88,221
430,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	428,388
295,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	293,525
260,000	C	Emmis Communications Corp., 9.745%, due 06/15/12	263,250
74,000	C	Granite Broadcasting Corp., 9.750%, due 12/01/10	68,080
210,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	217,875
165,000	C	Houghton Mifflin Co., 9.875%, due 02/01/13	175,725
130,000	C	Insight Communications Co., Inc., 0.000%, due 02/15/11	133,250
155,000	C	Liberty Media Corp., 5.700%, due 05/15/13	141,828
325,000	C	LIN Television Corp., 6.500%, due 05/15/13	309,563
250,000	#, C	Mediacom Broadband LLC, 8.500%, due 10/15/15	242,500
15,000	+, C	Nexstar Finance Holdings LLC, 0.000%, due 04/01/13	11,175
150,000	C	Paxson Communications Corp., 10.750%, due 07/15/08	148,125
80,000	C, **	Pegasus Communications Corp., 9.625%, due 10/15/05	20,800
37,000	C	Primedia, Inc., 8.000%, due 05/15/13	37,463
240,000	C	Primedia, Inc., 8.875%, due 05/15/11	252,600
35,000	@@, C	Quebecor Media, Inc., 11.125%, due 07/15/11	38,412
240,000	@@, C	Shaw Communications, Inc., 7.200%, due 12/15/11	254,700
363,000	@@, C	Videotron Ltee, 6.875%, due 01/15/14	374,344
76,000	C	Xm Satellite Radio, Inc., 12.000%, due 06/15/10	87,020
305,000	C	Young Broadcasting, Inc., 10.000%, due 03/01/11	289,750

			8,097,976

		Metal Fabricate/Hardware: 0.1%
24,000	C	Autocam Corp., 10.875%, due 06/15/14	16,200
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	36,900
44,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	38,060

			91,160

		Mining: 0.1%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	27,945
27,000	#	Southern Peru Copper Corp./US, 7.500%, due 07/27/35	27,127

			55,072

		Miscellaneous Manufacturing: 0.1%
28,000	C	Aearo Co. I, 8.250%, due 04/15/12	28,140
38,000	C	Hexcel Corp., 6.750%, due 02/01/15	37,810
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	50,605

			116,555

		Oil & Gas: 4.6%
475,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	467,875
825,000	C	Chesapeake Energy Corp., 6.375%, due 06/15/15	833,250
315,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	337,050
68,000	#, C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	66,810
113,000		El Paso CGP Co., 7.750%, due 06/15/10	115,825
45,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	47,250

ING VP High Yield Bond Portfolio	nbsp;	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 4.6% (continued)
120,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	$126,000
501,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	523,545
39,000	@@, C	Paramount Resources Ltd., 8.500%, due 01/31/13	40,170
99,000	C	Parker Drilling Co., 8.620%, due 09/01/10	102,465
113,000	@@	Petrobras International Finance Co., 9.125%, due 07/02/13	132,210
23,000	C	Premcor Refining Group, Inc./The, 7.500%, due 06/15/15	24,725
14,000	C	Stone Energy Corp., 6.750%, due 12/15/14	13,825
600,000	C	Swift Energy Co., 7.625%, due 07/15/11	621,000
95,000	C	Swift Energy Co., 9.375%, due 05/01/12	103,075
55,000	@@, C	Western Oil Sands, Inc., 8.375%, due 05/01/12	63,456

			3,618,531

		Oil & Gas Services: 0.8%
429,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	478,871
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	128,100

			606,971

		Packaging & Containers: 1.9%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	17,780
31,000	@@, C	Crown European Holdings SA, 9.500%, due 03/01/11	34,100
610,000	@@, C	Crown European Holdings SA, 10.875%, due 03/01/13	710,650
220,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	220,000
51,000	C	Jefferson Smurfit Corp. US, 7.500%, due 06/01/13	46,155
44,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	45,980
209,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	218,405
52,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	56,420
18,000	C	Pliant Corp., 11.125%, due 09/01/09	15,570
76,000	#, C	Pliant Corp., 11.625%, due 06/15/09	80,940
37,000	C	US Can Corp., 10.875%, due 07/15/10	39,035

			1,485,035

		Pharmaceuticals: 0.1%
14,000	@@, #, C	Elan Finance PLC/Elan Finance Corp., 7.750%, due 11/15/11	12,390
1,000	#, C	NBTY, Inc., 7.125%, due 10/01/15	985
90,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11	89,100

			102,475

		Pipelines: 2.1%
260,000	C	El Paso Corp., 6.950%, due 12/15/07	264,875
70,000	C	El Paso Corp., 7.875%, due 06/15/12	72,800
80,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	83,582
76,000	#, C	MarkWest Energy Finance Corp., 6.875%, due 11/01/14	75,620
33,000	C	Pacific Energy Partners LP / Pacific Energy Finance Corp., 7.125%, due 06/15/14	34,403
128,000	C	Sonat, Inc., 7.625%, due 07/15/11	130,560
110,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	122,005
7,000	C	Southern Natural Gas Co., 8.875%, due 03/15/10	7,601
130,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	142,188
590,000	C	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	691,036
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	41,048

			1,665,718

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate Investment Trust: 1.8%
340,000	C	Felcor Lodging LP, 7.780%, due 06/01/11	$356,150
560,000	C	Host Marriott LP, 7.125%, due 11/01/13	574,700
36,000	C	Host Marriott LP, 9.250%, due 10/01/07	38,115
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	55,748
25,000	C	La Quinta Properties, Inc., 8.875%, due 03/15/11	26,875
360,000		Meristar Hospitality Corp., 9.000%, due 01/15/08	376,650
20,000	C	Ventas Realty LP/Ventas Capital Corp., 8.750%, due 05/01/09	21,500

			1,449,738

		Retail: 5.2%
34,000	C	Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, due 12/15/13	35,190
320,000	C	Denny’s Holdings, Inc., 10.000%, due 10/01/12	321,600
135,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	115,763
175,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	168,875
170,000	#, C	GSC Holdings Corp., 7.875%, due 10/01/11	171,063
235,000	#, C	GSC Holdings Corp., 8.000%, due 10/01/12	235,000
345,000		JC Penney Co., Inc., 9.000%, due 08/01/12	407,963
12,000	@@, C	Jean Coutu Group, Inc., 7.625%, due 08/01/12	12,270
718,000	@@, C	Jean Coutu Group, Inc., 8.500%, due 08/01/14	718,000
39,000	C	Landry’s Restaurants, Inc., 7.500%, due 12/15/14	37,245
555,000	#, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	559,162
75,000	C	Pantry, Inc./The, 7.750%, due 02/15/14	75,375
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	58,905
200,000	#, C	Restaurant Co./The, 10.000%, due 10/01/13	193,000
28,000	#	Rite Aid Corp., 6.125%, due 12/15/08	26,740
43,000	C	Rite Aid Corp., 7.125%, due 01/15/07	43,484
27,000	C	Rite Aid Corp., 8.125%, due 05/01/10	27,675
520,000	#, C	School Specialty, Inc., 10.000%, due 10/01/13	523,900
395,000	C	Toys R Us, 7.375%, due 10/15/18	317,975

			4,049,185

		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	39,100

			39,100

		Semiconductors: 0.5%
24,000	C	Amkor Technology, Inc., 7.750%, due 05/15/13	20,640
100,000	C	Freescale Semiconductor, Inc., 6.875%, due 07/15/11	105,500
14,000	@@, C	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.000%, due 12/15/14	12,950
163,000	@@, #, C	STATS ChipPAC Ltd, 7.500%, due 07/19/10	165,445
53,000	@@, C	STATS ChipPAC Ltd., 6.750%, due 11/15/11	51,675

			356,210

		Telecommunications: 10.8%
21,000	C	AirGate PCS, Inc., 7.900%, due 10/15/11	21,735
135,000	C	American Cellular Corp., 10.000%, due 08/01/11	147,825
326,000	C	American Tower Corp., 7.125%, due 10/15/12	343,930
305,000	C	American Tower Corp., 7.250%, due 12/01/11	325,588
282,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	318,660
90,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	87,300
15,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	16,013

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 10.8% (continued)
220,000	C	Citizens Communications Co., 9.250%, due 05/15/11	$242,550
115,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	126,500
222,000	#, C	Dobson Communications Corp., 8.400%, due 10/15/12	220,058
57,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	57,285
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	61,830
195,000	#, C	Hawaiian Telcom Communications, Inc., 12.500%, due 05/01/15	197,925
24,000	@@, C	Inmarsat Finance PLC, 7.625%, due 06/30/12	24,840
113,000	@@, C	Innova S de RL, 9.375%, due 09/19/13	128,820
985,000	C	Insight Midwest LP/Insight Capital, Inc., 10.500%, due 11/01/10	1,039,169
568,000	@@, #, C	Intelsat Bermuda Ltd., 8.250%, due 01/15/13	574,390
545,000	@@, #, C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	558,625
29,000	C	iPCS, Inc., 11.500%, due 05/01/12	33,640
10,000	C	IWO Holdings, Inc., 7.900%, due 01/15/12	10,450
126,000	C	LCI Intl., Inc., 7.250%, due 06/15/07	123,480
15,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	13,200
85,000	C	MCI, Inc., 8.735%, due 05/01/14	94,988
68,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	69,702
51,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	55,335
725,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	712,313
57,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	56,003
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	19,150
100,000	C	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	101,500
68,000	+, C	Qwest Communications Intl., Inc., 7.250%, due 02/15/11	66,555
65,000	C	Qwest Corp., 6.875%, due 09/15/33	56,713
100,000	#	Qwest Corp., 7.120%, due 06/15/13	104,500
149,000	C	Qwest Corp., 7.875%, due 09/01/11	156,078
30,000	C	Qwest Corp., 8.875%, due 03/15/12	32,925
295,000	C	Qwest Services Corp., 13.500%, due 12/15/10	339,250
65,000	@@, C	Rogers Cable, Inc., 8.000%, due 12/15/12	68,981
291,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	309,188
105,000	@@, C	Rogers Wireless, Inc., 7.500%, due 03/15/15	113,663
285,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	300,675
27,000	C	Rural Cellular Corp., 9.625%, due 05/15/08	27,270
125,000	C	Rural Cellular Corp., 9.750%, due 01/15/10	126,875
263,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	277,465
124,000	C	SBA Communications Corp., 8.500%, due 12/01/12	135,470
131,000	C, W	SBA Telecommunications, Inc., 0.000%, due 12/15/11	119,538
125,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	119,688
30,000	#, C	TTI Holding Corp., 10.000%, due 03/15/13	28,500
139,000	C	Ubiquitel, Inc., 9.875%, due 03/01/11	154,985
43,000	C	US Unwired, Inc., 8.120%, due 06/15/10	44,666
33,000	C	US Unwired, Inc., 10.000%, due 06/15/12	38,115
35,000	C	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750%, due 02/15/15	34,125

			8,438,029

		Textiles: 0.1%
45,000	#, C	Invista, 9.250%, due 05/01/12	49,163

			49,163

		Transportation: 0.3%
55,000	@@, C	CHC Helicopter Corp., 7.375%, due 05/01/14	56,650
78,000	@@, #, C	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	84,630
123,000	@@	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 10.250%, due 06/15/07	132,225

			273,505

		Total Corporate Bond/Note
		(Cost $74,918,905)	74,890,378

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Common Stock: 0.2%
		Telecommunications: 0.2%
908	@, I	Adelphia Business Solutions	$—
1,107	@	iPCS, Inc.	46,051
150	@, I	Jordan Tellecommunications	3,636
4,577	@, @@	Telewest Global, Inc.	105,042

			154,729

		Total Common Stock
		(Cost $147,662)	154,729

Preferred Stock: 0.3%
		Diversified Financial Services: 0.2%
2,545	C	AES Trust VII	123,114

			123,114

		Media: 0.0%
228	C	Paxson Communications	15,534

			15,534

		Telecommunications: 0.1%
72	C	Alamosa Holdings, Inc.	91,845

			91,845

		Total Preferred Stock
		(Cost $236,904)	230,493

Warrants: 0.1%
		Building Materials: 0.0%
195	@, #, I	Dayton Superior Corp.	2

			2

		Commercial Services: 0.0%
20	@	Travelcenters of America, Inc.	24
62	@	Travelcenters Of America, Inc.	74

			98

		Media: 0.0%
48	@	XM Satellite Radio Holdings, Inc.	3,888

			3,888

		Telecommunications: 0.1%
25	@	American Tower Corp.	8,805
151	@, #	American Tower Corp.	53,179
1,753	@	McLeodUSA, Inc.	14

			61,997

		Total Warrants

		(Cost $59,556)	65,986

		Total Long-Term Investments
		(Cost $75,363,026)	$75,341,586

ING VP High Yield Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount					Value

Short-Term Investment: 5.5%
			Repurchase Agreement: 5.5%
$4,305,000			Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $4,306,345 to be received upon repurchase (Collateralized by $10,770,000, various Resolution Funding Corporation, 8.625%-9.375%, Market Value plus accrued interest $4,392,027 due 10/15/20-01/15/30).		$4,305,000

			Total Short-Term Investment
			(Cost $4,305,000)		4,305,000

			Total Investments in Securities
			(Cost $79,668,026)*	101.5%	$79,646,586
			Other Assets and Liabilities-Net	(1.5)	(1,210,953)

			Net Assets	100.0%	$78,435,633

	@		Non-income producing security
	@@		Foreign Issuer
	+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#		Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C		Bond may be called prior to maturity date.
	I		Illiquid Securities
	W		When-issued or delayed delivery security.
	*	*	Defaulted Security
	*		Cost for federal income tax purposes is $79,707,769.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$496,628
			Gross Unrealized Depreciation		(557,811)

			Net Unrealized Depreciation		$(61,183)

Illiquid Securities
Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Global Resources Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase. Fair value of these securities was determined by the ING Funds Valuation committee appointed by the Portfolio’s Board of Directors/Trustees.

		Initial			Percentage
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Adelphia Business Solutions	908	7/20/00	$—	$—	0.0%
Dayton Superior Corp.	150	8/7/00	2,792	2	0.0%
Jordan Telecommunication	150	1/31/00	$—	3,636	0.0%

			$2,792	$3,638	0.0%

ING VP International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.9%
		Belgium: 2.1%
36,800		Belgacom SA	$1,253,037
2,981		Electrabel	1,501,068
146,500		Fortis	4,268,225

			7,022,330

		Canada: 1.8%
100,700		EnCana Corp.	5,887,037

			5,887,037

		Denmark: 3.9%
65,600		H Lundbeck A/S	1,671,759
209,800		TDC A/S	11,322,722

			12,994,481

		Finland: 0.6%
92,900		UPM-Kymmene OYJ	1,866,924

			1,866,924

		France: 6.2%
115,900	@, L	Business Objects SA	4,039,527
15,000		Gaz de France	503,118
56,588		Societe Generale	6,485,692
26,670		Total SA	7,282,969
17,600	L	Total SA ADR	2,390,432

			20,701,738

		Germany: 10.7%
73,844		Allianz AG	10,007,364
106,900		Deutsche Bank AG	10,038,118
75,800		Henkel KGaA	6,921,928
48,650		Schering AG	3,093,974
69,651		Siemens AG	5,399,261

			35,460,645

		Greece: 0.7%
84,288		Alpha Bank AE	2,394,754

			2,394,754

		Hong Kong: 4.7%
235,500	L	China Mobile Hong Kong Ltd. ADR	5,802,720
754,000		Hang Lung Properties Ltd.	1,203,788
726,000		Hong Kong Exchanges and Clearing Ltd.	2,493,037
1,258,000		HongKong Electric Holdings	6,282,579

			15,782,124

ING VP International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Ireland: 0.5%
94,000		Irish Life & Permanent PLC	$1,718,725

			1,718,725

		Japan: 25.1%
82,010		Acom Co., Ltd.	5,982,174
509,000		Amada Co., Ltd.	4,087,242
269,000		Amano Corp.	4,186,087
442,000		Bank of Kyoto Ltd.	4,436,960
31,600	L	Kyocera Corp.	2,209,032
899		Mitsubishi Tokyo Financial Group, Inc.	11,789,211
32,140		Nippon Television Network Corp.	4,963,380
28,300		ORIX Corp.	5,137,265
50,000		Promise Co., Ltd.	3,728,478
1,351	@	Resona Holdings, Inc.	3,513,365
99,300		Sankyo Co., Ltd.	5,258,148
228,200		Sekisui House Ltd.	2,814,952
94,000		Sharp Corp.	1,369,664
322,000		Sumitomo Electric Industries Ltd.	4,366,772
307,000	L	Sumitomo Trust & Banking Co., Ltd.	2,543,607
147,200	L	Takeda Chemical Industries Ltd.	8,826,415
193,000		Tokuyama Corp.	1,902,055
137,400	L	Toyota Motor Corp.	6,350,094

			83,464,901

		Malaysia: 1.7%
2,002,900		Tenaga Nasional BHD	5,739,273

			5,739,273

		Netherlands: 7.5%
88,854		European Aeronautic Defense and Space Co.	3,164,342
162,942	L	Heineken NV	5,259,401
300,689		Royal Dutch Shell PLC	9,958,582
91,700		Unilever NV	6,550,756

			24,933,081

		Singapore: 1.1%
2,432,000		Singapore Telecommunications Ltd.	3,532,015

			3,532,015

		South Africa: 1.9%
519,600		JD Group Ltd.	6,339,979

			6,339,979

		South Korea: 2.1%
116,600		Kookmin Bank	6,919,379

			6,919,379

ING VP International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Spain: 2.0%
210,100		Repsol YPF SA	$6,808,806

			6,808,806

		Sweden: 1.3%
423,000		Nordea AB	4,243,878

			4,243,878

		Switzerland: 9.5%
16,719	@	Barry Callebaut AG	4,946,775
107,034		Credit Suisse Group	4,768,562
31,610		Nestle SA	9,322,200
46,906		Novartis AG	2,395,414
27,500		Novartis AG ADR	1,402,500
87,200		STMicroelectronics NV	1,511,738
34,752		UBS AG	2,974,286
160,115		Xstrata PLC	4,168,292

			31,489,767

		United Kingdom: 13.5%
46,570		AstraZeneca PLC	2,182,262
408,048		Barclays PLC	4,133,965
653,487		BP PLC	7,739,699
427,901		HBOS PLC	6,471,525
233,000		HSBC Holdings PLC	3,783,427
3,141,183		Legal & General Group PLC	6,311,759
128,000		Royal Bank of Scotland Group PLC	3,646,925
133,257		Severn Trent PLC	2,340,124
3,206,958		Vodafone Group PLC	8,368,612

			44,978,298

		Total Common Stock
		(Cost $282,688,624)	322,278,135

ING VP International Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 6.1%
		Repurchase Agreement: 2.7%
$ 8,803,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $8,805,751 to be received upon repurchase (Collateralized by $9,060,000 Federal Home Loan Mortgage Corporation, 2.875% Market Value plus accrued interest $8,983,130, due 12/15/06)		$8,803,000

		Total Repurchase Agreement
		(Cost $8,803,000)		8,803,000

		Securities Lending Collateralcc: 3.4%
11,451,385		The Bank of New York Institutional Cash Reserves Fund		11,451,385

		Total Securities Lending Collateral
		(Cost $11,451,385)		11,451,385

		Total Short-Term Investments
		(Cost $20,254,385)		20,254,385

		Total Investments in Securities
		(Cost $302,943,009)*	103.0%	$342,532,520
		Other Assets and Liabilities-Net	(3.0)	(9,826,116)

		Net Assets	100.0%	$332,706,404

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $303,274,353.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,847,506
		Gross Unrealized Depreciation		(2,589,339)

		Net Unrealized Appreciation		$39,258,167

ING VP LargeCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.0%
		Advertising: 1.7%
440		Omnicom Group	$36,797

			36,797

		Aerospace/Defense: 5.1%
900		Boeing Co.	61,155
420		General Dynamics Corp.	50,211

			111,366

		Banks: 2.1%
1,510		Commerce BanCorp, Inc.	46,342

			46,342

		Biotechnology: 3.8%
740	@	Amgen, Inc.	58,956
320	@	Genzyme Corp.	22,925

			81,881

		Commercial Services: 1.2%
530		Moody’s Corp.	27,072

			27,072

		Computers: 7.3%
400	@	Apple Computer, Inc.	21,444
2,245	@	Dell, Inc.	76,779
1,450	@	Network Appliance, Inc.	34,423
380	@, @@	Research In Motion Ltd.	25,992

			158,638

		Cosmetics/Personal Care: 2.4%
870		Procter & Gamble Co.	51,730

			51,730

		Diversified Financial Services: 13.3%
540		Capital One Financial Corp.	42,941
210		Chicago Mercantile Exchange	70,833
2,922		Countrywide Financial Corp.	96,367
420		Franklin Resources, Inc.	35,263
400		Legg Mason, Inc.	43,876

			289,280

		Healthcare — Products: 3.8%
1,540		Medtronic, Inc.	82,575

			82,575

ING VP LargeCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 5.1%
280	@	Coventry Health Care, Inc.	$24,086
1,540		UnitedHealth Group, Inc.	86,548

			110,634

		Insurance: 1.1%
240		Progressive Corp.	25,145

			25,145

		Internet: 7.1%
240	@	Google, Inc.	75,950
2,350	@	Yahoo!, Inc.	79,524

			155,474

		Lodging: 1.9%
710		Starwood Hotels & Resorts Worldwide, Inc.	40,591

			40,591

		Media: 4.4%
2,650	@	Xm Satellite Radio, Inc.	95,162

			95,162

		Mining: 1.3%
530	@@	Cameco Corp.	28,355

			28,355

		Miscellaneous Manufacturing: 6.0%
1,000		Danaher Corp.	53,830
2,270		General Electric Co.	76,431

			130,261

		Oil & Gas: 4.4%
1,600	@@	Petro — Canada	66,768
410	@@, @	Petroleo Brasileiro SA ADR	29,311

			96,079

		Oil & Gas Services: 2.5%
810		Halliburton Co.	55,501

			55,501

		Pharmaceuticals: 10.4%
470		Abbott Laboratories	19,928
2,095	@@	AstraZeneca PLC ADR	98,675
590	@	Gilead Sciences, Inc.	28,768
710	@@	Sanofi-Synthelabo SA ADR	29,501
2,370		Schering-Plough Corp.	49,888

			226,760

ING VP LargeCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Retail: 1.1%
440		Abercrombie & Fitch Co.		$21,934
80		Petsmart, Inc.		1,742

				23,676

		Savings & Loans: 0.7%
250		Golden West Financial Corp.		14,848

				14,848

		Software: 7.0%
1,610	@	Electronic Arts, Inc.		91,593
1,895		Microsoft Corp.		48,758
270	@	Pixar, Inc.		12,018

				152,369

		Telecommunications: 3.3%
1,070	@@	America Movil SA de CV ADR		28,162
1,000		Qualcomm, Inc.		44,750

				72,912

		Total Investments in Securities
		(Cost $1,814,357)*	97.0%	$2,113,448
		Other Assets and Liabilities-Net	3.0	64,789

		Net Assets	100.0%	$2,178,237

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,822,196.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$310,185
		Gross Unrealized Depreciation		(18,933)

		Net Unrealized Appreciation		$291,252

ING VP MagnaCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.5%
		Aerospace/Defense: 3.0%
5,900		General Dynamics Corp.	$705,345
7,400		United Technologies Corp.	383,616

			1,088,961

		Agriculture: 3.0%
14,800		Altria Group, Inc.	1,090,908

			1,090,908

		Apparel: 1.2%
5,100		Nike, Inc.	416,568

			416,568

		Banks: 10.3%
33,600		Bank of America Corp.	1,414,560
9,500		Hibernia Corp.	285,380
12,700		The Bank of New York Co., Inc.	373,507
21,500		Wells Fargo & Co.	1,259,255
5,200		Zions Bancorporation	370,292

			3,702,994

		Beverages: 1.9%
8,800		Coca-Cola Co.	380,072
4,500		Molson Coors Brewing Co.	288,045

			668,117

		Biotechnology: 0.7%
5,700	@	Charles River Laboratories Intl., Inc.	248,634

			248,634

		Building Materials: 1.6%
18,600		Masco Corp.	570,648

			570,648

		Chemicals: 3.8%
14,800		Dow Chemical Co.	616,716
4,500		E.I. du Pont de Nemours & Co.	176,265
9,300		Lyondell Chemical Co.	266,166
6,300		Praxair, Inc.	301,959

			1,361,106

		Coal: 2.0%
8,500		Peabody Energy Corp.	716,975

			716,975

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.6%
7,200		International Business Machines Corp.	$577,584

			577,584

		Cosmetics/Personal Care: 0.7%
9,300		Avon Products, Inc.	251,100

			251,100

		Distribution/Wholesale: 0.5%
5,400	@	WESCO Intl., Inc.	182,898

			182,898

		Diversified Financial Services: 15.2%
5,900		Capital One Financial Corp.	469,168
19,600		Citigroup, Inc.	892,192
23,700		Countrywide Financial Corp.	781,626
12,600		Freddie Mac	711,396
24,600		JPMorgan Chase & Co.	834,678
2,100		Lehman Brothers Holdings, Inc.	244,608
12,300		Merrill Lynch & Co., Inc.	754,605
14,800		Morgan Stanley	798,312

			5,486,585

		Electric: 1.3%
12,300		PG&E Co.	482,775

			482,775

		Electronics: 1.5%
20,100	@, @@	Flextronics Intl. Ltd.	258,285
10,500	@@	Koninklijke Philips Electronics NV	280,140

			538,425

		Entertainment: 0.5%
9,900		Regal Entertainment Group	198,396

			198,396

		Food: 2.2%
11,600		McCormick & Co., Inc.	378,508
14,425	@	Smithfield Foods, Inc.	428,134

			806,642

		Forest Products & Paper: 0.5%
5,700		International Paper Co.	169,860

			169,860

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 1.4%
10,800		Sempra Energy	$508,248

			508,248

		Household Products/Wares: 1.6%
9,900		Kimberly-Clark Corp.	589,347

			589,347

		Insurance: 4.5%
10,000		American Intl. Group, Inc.	619,600
15,800		Metlife, Inc.	787,314
4,800		St. Paul Cos.	215,376

			1,622,290

		Leisure Time: 1.1%
9,100		Royal Caribbean Cruises Ltd.	393,120

			393,120

		Lodging: 1.9%
4,900		Harrah’s Entertainment, Inc.	319,431
6,500	@, @@	Kerzner Intl. Ltd.	361,075

			680,506

		Media: 3.2%
8,900		Gannett Co., Inc.	612,587
10,600		Time Warner, Inc.	191,966
10,100		Tribune Co.	342,289

			1,146,842

		Mining: 0.7%
9,600		Alcoa, Inc.	234,432

			234,432

		Miscellaneous Manufacturing: 2.2%
19,100		General Electric Co.	643,097
5,600	@@	Tyco Intl. Ltd.	155,960

			799,057

		Office/Business Equipment: 0.8%
21,600	@	Xerox Corp.	294,840

			294,840

		Oil & Gas: 12.4%
6,000		Apache Corp.	451,320
10,200		Cabot Oil & Gas Corp.	515,202
8,300		ConocoPhillips	580,253
21,700		Exxon Mobil Corp.	1,378,818
7,800	@	Newfield Exploration Co.	382,980

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 12.4% (continued)
17,800	@	Plains Exploration & Production Co.	$762,196
8,800		XTO Energy, Inc.	398,816

			4,469,585

		Oil & Gas Services: 4.8%
13,700		BJ Services Co.	493,063
19,300	@	Dresser-Rand Group, Inc.	475,359
10,900		Halliburton Co.	746,868

			1,715,290

		Pharmaceuticals: 4.8%
44,900		Pfizer, Inc.	1,121,153
18,400	@@	Teva Pharmaceutical Industries Ltd. ADR	614,928

			1,736,081

		Real Estate Investment Trust: 1.0%
16,100		KKR Financial Corp.	358,064

			358,064

		Retail: 1.7%
4,800		Abercrombie & Fitch Co.	239,280
10,700		McDonald’s Corp.	358,343

			597,623

		Savings & Loans: 0.9%
15,200		Sovereign Bancorp, Inc.	335,008

			335,008

		Semiconductors: 1.0%
43,200	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	355,104

			355,104

		Software: 0.9%
12,300		Microsoft Corp.	316,479

			316,479

		Telecommunications: 2.1%
32,000		SBC Communications, Inc.	767,040

			767,040

		Total Common Stock
		(Cost $31,329,823)	35,478,132

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 0.4%
		Repurchase Agreement: 0.4%
$133,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $133,042 to be received upon repurchase (Collateralized by $140,000 Federal Home Loan Mortgage Corporation, 2.875%, Market Value plus accrued interest $138,812, due 12/15/06)		$133,000

		Total Short-Term Investment
		(Cost $133,000)		133,000

		Total Investments in Securities
		(Cost $31,462,823)*	98.9%	$35,611,132
		Other Assets and Liabilities-Net	1.1	392,076

		Net Assets	100.0%	$36,006,208

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $31,494,136.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,031,378
		Gross Unrealized Depreciation		(914,382)

		Net Unrealized Appreciation		$4,116,996

ING VP MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.4%
		Advertising: 1.3%
18,700	@, L	Getty Images, Inc.	$1,608,948

			1,608,948

		Apparel: 2.9%
55,100	@	Coach, Inc.	1,727,936
36,500		Polo Ralph Lauren Corp.	1,835,950

			3,563,886

		Auto Parts & Equipment: 1.8%
38,300	L	BorgWarner, Inc.	2,162,418

			2,162,418

		Banks: 1.5%
25,770	L	Zions Bancorporation	1,835,082

			1,835,082

		Biotechnology: 2.6%
35,200	@, L	Celgene Corp.	1,912,064
36,500	@	Medimmune, Inc.	1,228,225

			3,140,289

		Building Materials: 1.7%
43,800		American Standard Cos., Inc.	2,038,890

			2,038,890

		Coal: 2.0%
28,700		Peabody Energy Corp.	2,420,845

			2,420,845

		Commercial Services: 0.5%
18,700	@	Education Management Corp.	602,888

			602,888

		Computers: 5.0%
31,800	@	Anteon Intl. Corp.	1,359,768
40,900	@	CACI Intl., Inc.	2,478,540
49,656	@	Micros Systems, Inc.	2,172,450

			6,010,758

		Distribution/Wholesale: 0.7%
26,400	@	Wesco Intl., Inc.	894,168

			894,168

ING VP MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.0%
42,900	@, L	Refco, Inc.	$1,212,783

			1,212,783

		Electrical Components & Equipment: 1.6%
43,800		Ametek, Inc.	1,882,086

			1,882,086

		Electronics: 1.8%
70,254	@	Jabil Circuit, Inc.	2,172,254

			2,172,254

		Entertainment: 1.0%
22,400		International Speedway Corp.	1,175,328

			1,175,328

		Equity Fund: 1.1%
10,480	L	Midcap SPDR Trust Series 1	1,372,042

			1,372,042

		Hand/Machine Tools: 1.1%
29,400		Stanley Works	1,372,392

			1,372,392

		Healthcare — Products: 9.1%
24,300	@, L	Advanced Neuromodulation Systems, Inc.	1,153,278
28,500		CR Bard, Inc.	1,881,855
55,600	@	Gen-Probe, Inc.	2,749,420
38,400	@	Hologic, Inc.	2,217,600
8,550	@	Inamed Corp.	647,064
50,800		St. Jude Medical, Inc.	2,377,440

			11,026,657

		Healthcare — Services: 7.4%
48,000	@	Community Health Systems, Inc.	1,862,880
36,500	@	Coventry Health Care, Inc.	3,139,730
31,600		Quest Diagnostics	1,597,064
30,800	@, L	WellChoice, Inc.	2,337,720

			8,937,394

		Home Furnishings: 1.6%
19,200		Harman Intl. Industries, Inc.	1,963,584

			1,963,584

		Household Products/Wares: 0.5%
7,000		Fortune Brands, Inc.	569,310

			569,310

ING VP MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.2%
32,300	@, L	ProAssurance Corp.	$1,507,441

			1,507,441

		Lodging: 4.0%
31,900		Harrah’s Entertainment, Inc.	2,079,561
53,900		Hilton Hotels Corp.	1,203,048
23,100	L	Station Casinos, Inc.	1,532,916

			4,815,525

		Machinery — Diversified: 3.0%
34,300		Graco, Inc.	1,175,804
47,100		Rockwell Automation, Inc.	2,491,590

			3,667,394

		Miscellaneous Manufacturing: 3.4%
24,100		Donaldson Co., Inc.	735,773
15,500		ITT Industries, Inc.	1,760,800
42,000		Roper Industries, Inc.	1,650,180

			4,146,753

		Oil & Gas: 9.7%
103,400		Chesapeake Energy Corp.	3,955,050
35,000		ENSCO Intl., Inc.	1,630,650
59,600		Patterson-UTI Energy, Inc.	2,150,368
17,100	@	Southwestern Energy Co.	1,255,140
61,900		XTO Energy, Inc.	2,805,308

			11,796,516

		Oil & Gas Services: 2.9%
62,000	@	Dresser-Rand Group, Inc.	1,527,060
13,100	@, L	National-Oilwell, Inc.	861,980
34,000		Smith Intl., Inc.	1,132,540

			3,521,580

		Packaging & Containers: 1.0%
59,900	@	Owens-Illinois, Inc.	1,235,138

			1,235,138

		Pharmaceuticals: 3.3%
32,700	@	Barr Pharmaceuticals, Inc.	1,795,884
22,726	@	Kos Pharmaceuticals, Inc.	1,521,051
34,500		Mylan Laboratories	664,470

			3,981,405

ING VP MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 7.2%
41,850	@	Advance Auto Parts	$1,618,758
24,300	@, L	Chico’s FAS, Inc.	894,240
103,158	@	Office Depot, Inc.	3,063,793
65,850	@, L	Pacific Sunwear of California	1,411,824
56,700	@	Ruth’s Chris Steak House	1,042,146
24,198	@	Sonic Corp.	661,815

			8,692,576

		Savings & Loans: 1.2%
66,000		Sovereign Bancorp, Inc.	1,454,640

			1,454,640

		Semiconductors: 6.3%
53,200	@, L	Advanced Micro Devices, Inc.	1,340,640
81,600	@, L	Altera Corp.	1,559,376
40,400		Linear Technology Corp.	1,518,636
28,871	@, L	Marvell Technology Group Ltd.	1,331,242
70,300		National Semiconductor Corp.	1,848,890

			7,598,784

		Software: 4.2%
53,806	@	Activision, Inc.	1,100,333
38,600	L	Adobe Systems, Inc.	1,152,210
24,100	@	D&B Corp.	1,587,467
13,800	@	Fiserv, Inc.	633,006
18,400	@	Progress Software Corp.	584,568

			5,057,584

		Telecommunications: 3.3%
83,500	@	Comverse Technology, Inc.	2,193,545
169,100	@	Tellabs, Inc.	1,778,932

			3,972,477

		Transportation: 2.5%
22,100	L	CH Robinson Worldwide, Inc.	1,417,052
43,500		Forward Air Corp.	1,602,540

			3,019,592

		Total Common Stock
		(Cost $95,451,464)	120,429,407

ING VP MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 18.1%
		Repurchase Agreement: 1.4%
$1,689,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05 $1,689,528 to be received upon repurchase (Collateralized by $3,355,000 Resolution Funding Corporation, 0.000% Market Value plus accrued interest $1,724,403, due 10/15/19)		$1,689,000

		Total Repurchase Agreements
		(Cost $1,689,000)		1,689,000

		Securities Lending Collateralcc 16.7%
20,354,239		The Bank of New York Institutional Cash Reserves		20,354,239

		Total Securities Lending Collateral
		(Cost $20,354,239)		20,354,239

		Total Short-Term Investments
		(Cost $22,043,239)		22,043,239

		Total Investments in Securities
		(Cost $117,494,703)*	117.5%	$142,472,646
		Other Assets and Liabilities-Net	(17.5)	(21,264,546)

		Net Assets	100.0%	$121,208,100

	@	Non-income producing security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is the same as for financial reporting purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,863,686
		Gross Unrealized Depreciation		(885,743)

		Net Unrealized Appreciation		$24,977,943

ING VP Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 94.4%
	Apartments: 16.1%
34,700	Archstone-Smith Trust	$1,383,489
33,110	AvalonBay Communities, Inc.	2,837,527
16,400	BRE Properties	729,800
32,980	Camden Property Trust	1,838,635
65,400	Equity Residential	2,475,390
18,700	Post Properties, Inc.	696,575
59,500	United Dominion Realty Trust, Inc.	1,410,150

		11,371,566

	Diversified: 10.3%
15,300	American Campus Communities, Inc.	367,506
14,600	GMH Communities Trust	214,182
41,700	Liberty Property Trust	1,773,918
51,400	Reckson Associates Realty Corp.	1,775,870
36,500	Vornado Realty Trust	3,161,630

		7,293,106

	Healthcare: 2.1%
44,900	Ventas, Inc.	1,445,780

		1,445,780

	Hotels: 3.5%
61,680	Host Marriott Corp.	1,042,392
21,100	LaSalle Hotel Properties	726,895
38,800	Strategic Hotel Capital, Inc.	708,488

		2,477,775

	Office Property: 23.4%
43,100	Arden Realty, Inc.	1,774,427
21,000	BioMed Realty Trust, Inc.	520,800
43,500	Boston Properties, Inc.	3,084,149
19,500	Carramerica Realty Corp.	701,025
31,550	Corporate Office Properties Trust SBI MD	1,102,673
63,500	Equity Office Properties Trust	2,077,085
35,300	Highwoods Properties, Inc.	1,041,703
49,000	Maguire Properties, Inc.	1,472,450
31,100	SL Green Realty Corp.	2,120,398
115,610	Trizec Properties, Inc.	2,665,967

		16,560,677

	Regional Malls: 16.5%
2,080	CBL & Associates Properties, Inc.	85,259
67,900	General Growth Properties, Inc.	3,050,747
22,100	Macerich Co.	1,435,174
31,800	Mills Corp.	1,751,544
67,600	Simon Property Group, Inc.	5,010,512
11,100	Taubman Centers, Inc.	351,870

		11,685,106

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

		Shopping Centers: 10.4%
38,500		Acadia Realty Trust		$692,615
45,700		Developers Diversified Realty Corp.		2,134,190
23,500		Federal Realty Investors Trust		1,431,855
21,300		Pan Pacific Retail Properties, Inc.		1,403,670
30,100		Regency Centers Corp.		1,729,245

				7,391,575

		Storage: 4.1%
23,100		Extra Space Storage, Inc.		355,278
38,200		Public Storage, Inc.		2,559,400

				2,914,678

		Warehouse: 8.0%
45,900		AMB Property Corp.		2,060,910
80,700		ProLogis		3,575,817

				5,636,727

		Total Real Estate Investment Trusts
		(Cost $61,393,484)		66,776,990

COMMON STOCK: 4.4%
		Lodging: 2.9%
35,600		Starwood Hotels & Resorts Worldwide, Inc.		2,035,252

				2,035,252

		Real Estate Oper/Develop: 1.5%
36,400	@@	Brookfield Properties Co.		1,072,708

				1,072,708

		Total Common Stock
		(Cost $3,119,545)		3,107,960

		Total Investments In Securities
		(Cost $64,513,029)*	98.8%	$69,884,950
		Other Assets and Liabilities—Net	1.2	867,413

		Net Assets	100.0%	$70,752,363

	@@	Foreign issuer
	REIT	Real Estate Investment Trust
	*	Cost for federal income tax purposes is $64,331,739
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,707,646
		Gross Unrealized Depreciation		(154,435)

		Net Unrealized Appreciation		$5,553,211

ING VP SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.0%
		Aerospace/Defense: 1.1%
52,000		Engineered Support Systems, Inc.	$2,134,080

			2,134,080

		Apparel: 1.2%
41,001	@, L	Carter’s, Inc.	2,328,857

			2,328,857

		Banks: 1.3%
46,900		East-West Bancorp, Inc.	1,596,476
38,500		Whitney Holding Corp.	1,041,040

			2,637,516

		Biotechnology: 2.3%
82,700	@, L	Encysive Pharmaceuticals, Inc.	974,206
41,500	@, L	Enzo Biochem, Inc.	637,440
73,700	@, L	Integra LifeSciences Holdings Corp.	2,819,762

			4,431,408

		Commercial Services: 5.1%
41,600		Arbitron, Inc.	1,657,344
88,950	L	Healthcare Services Group	1,712,288
800	@	Huron Consulting Group, Inc.	21,456
39,829	@, L	iPayment, Inc.	1,507,129
71,300	@	Labor Ready, Inc.	1,828,845
80,000	@	Navigant Consulting, Inc.	1,532,800
56,700	@, L	Resources Connection, Inc.	1,680,021

			9,939,883

		Computers: 5.8%
46,074	@	Anteon Intl. Corp.	1,970,124
12,200	@	CACI Intl., Inc.	739,320
89,700		Jack Henry & Associates, Inc.	1,740,180
51,600	@, L	Kronos, Inc.	2,303,424
53,258	@	Micros Systems, Inc.	2,330,038
28,500	@, L	Palm, Inc.	807,405
83,600	@, L	Synaptics, Inc.	1,571,680

			11,462,171

		Distribution/Wholesale: 4.6%
60,602	@, L	Aviall, Inc.	2,047,136
30,700		Hughes Supply, Inc.	1,000,820
56,025	@, L	Nuco2, Inc.	1,442,644
73,023		SCP Pool Corp.	2,550,693
58,300	@	WESCO Intl., Inc.	1,974,621

			9,015,914

ING VP SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.5%
23,700		National Financial Partners Corp.	$1,069,818

			1,069,818

		Electrical Components & Equipment: 0.9%
66,177	@, L	Intermagnetics General Corp.	1,848,985

			1,848,985

		Electronics: 2.8%
26,400	@	Dionex Corp.	1,432,200
60,800	L	Keithley Instruments, Inc.	887,680
89,063	@, L	Measurement Specialties, Inc.	1,888,136
425		Symbol Technologies, Inc.	4,114
36,000	@	Trimble Navigation Ltd.	1,212,840

			5,424,970

		Engineering & Construction: 0.3%
10,000	@	EMCOR Group, Inc.	593,000

			593,000

		Entertainment: 3.0%
28,000	@, L	Penn National Gaming, Inc.	871,080
90,900	@	Scientific Games Corp.	2,817,900
81,225	@, L	Shuffle Master, Inc.	2,146,777

			5,835,757

		Healthcare — Products: 6.9%
90,100	@, L	Arthrocare Corp.	3,623,822
44,900	@	Gen-Probe, Inc.	2,220,305
37,647	@	Intuitive Surgical, Inc.	2,759,149
60,104	@, L	Kyphon, Inc.	2,640,970
32,932	@, L	Laserscope	928,024
53,309	@, L	Viasys Healthcare, Inc.	1,332,192

			13,504,462

		Healthcare — Services: 6.4%
51,000	@, L	Amedisys, Inc.	1,989,000
87,262	@, L	Amsurg Corp.	2,387,488
48,700	@	Pediatrix Medical Group, Inc.	3,741,134
16,800	@, L	Psychiatric Solutions, Inc.	911,064
92,245	@	United Surgical Partners Intl., Inc.	3,607,702

			12,636,388

		Household Products/Wares: 1.0%
80,400		Yankee Candle Co., Inc.	1,969,800

			1,969,800

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.5%
29,100		Toro Co.	$1,069,716

			1,069,716

		Insurance: 2.5%
27,500		Hilb Rogal & Hamilton Co.	1,026,300
22,032	@	Philadelphia Consolidated Holding Co.	1,870,517
41,747	@	ProAssurance Corp.	1,948,332

			4,845,149

		Internet: 5.8%
70,362	@	Digital Insight Corp.	1,833,634
40,800	@, L	Equinix, Inc.	1,699,320
30,400	@	F5 Networks, Inc.	1,321,488
53,000	@, L	Openwave Systems, Inc.	952,940
183,800	@, L	Sapient Corp.	1,148,750
177,400	@, L	Valueclick, Inc.	3,031,766
58,900	@	WebEx Communications, Inc.	1,443,639

			11,431,537

		Iron/Steel: 0.6%
14,500	L	Cleveland-Cliffs, Inc.	1,263,095

			1,263,095

		Investment Companies: 5.1%
83,230	L	iShares Russell 2000 Growth Index Fund	5,725,392
63,800	L	iShares Russell 2000 Index Fund	4,235,682

			9,961,074

		Leisure Time: 0.5%
18,200	L	Polaris Industries, Inc.	901,810

			901,810

		Lodging: 0.3%
8,253		Station Casinos, Inc.	547,669

			547,669

		Machinery — Diversified: 0.9%
23,833	@, L	Middleby Corp.	1,727,893

			1,727,893

		Metal Fabricate/Hardware: 0.4%
22,100	@	NS Group, Inc.	867,425

			867,425

		Miscellaneous Manufacturing: 0.4%
21,894	@, L	Ceradyne, Inc.	803,072

			803,072

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 4.9%
20,000		Cabot Oil & Gas Corp.	$1,010,200
17,300		Holly Corp.	1,106,854
22,000	@	Pride Intl., Inc.	627,220
44,500	@	Southwestern Energy Co.	3,266,300
65,300	@	Unit Corp.	3,609,784

			9,620,358

		Oil & Gas Services: 2.7%
8,400	@	Cal Dive Intl., Inc.	532,644
65,700	@	Dresser-Rand Group, Inc.	1,618,191
23,700	@	FMC Technologies, Inc.	998,007
18,400	@	Oil States Intl., Inc.	668,104
63,000	@, L	Superior Energy Services	1,454,670

			5,271,616

		Packaging & Containers: 0.5%
17,800		Greif, Inc.	1,069,780

			1,069,780

		Pharmaceuticals: 5.8%
126,600	@, L	Abgenix, Inc.	1,605,288
62,500	@, L	Alkermes, Inc.	1,050,000
15,000	@, L	Amylin Pharmaceuticals, Inc.	521,850
85,000	@, L	First Horizon Pharmaceutical Corp.	1,688,950
99,500	@, L	HealthExtras, Inc.	2,127,310
37,100	@, L	Neurocrine Biosciences, Inc.	1,824,949
22,100	@, L	United Therapeutics Corp.	1,542,580
39,400	@	VCA Antech, Inc.	1,005,488

			11,366,415

		Real Estate Investment Trust: 0.4%
49,500	L	Omega Healthcare Investors, Inc.	689,040

			689,040

		Retail: 6.9%
64,267	L	Applebees Intl., Inc.	1,329,684
56,476	@	Copart, Inc.	1,348,082
70,200	@, L	Dave & Buster’s, Inc.	937,170
31,200	@, L	Dick’s Sporting Goods, Inc.	939,432
61,100	@, L	GameStop Corp.	1,922,817
117,843	@	Pacific Sunwear of California, Inc.	2,526,552
46,700	@, L	Petco Animal Supplies, Inc.	988,172
34,700	@, L	Red Robin Gourmet Burgers, Inc.	1,590,648
61,185	@	Sonic Corp.	1,673,410
7,000	@	Tractor Supply Co.	319,550

			13,575,517

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 4.2%
68,500	@	Actel Corp.	$990,510
29,500	@, L	Advanced Analogic Technologies, Inc.	330,105
50,700	@, L	Formfactor, Inc.	1,156,974
60,900	@, L	Micrel, Inc.	683,907
56,500		Microsemi Corp.	1,443,010
66,000	@	Semtech Corp.	1,087,020
61,400	@, L	Tessera Technologies, Inc.	1,836,474
18,800	@, L	Varian Semiconductor Equipment Associates, Inc.	796,556

			8,324,556

		Software: 6.3%
61,900	@	Ansys, Inc.	2,382,531
68,100	@	Filenet Corp.	1,899,990
26,500		Global Payments, Inc.	2,059,580
33,800	@	Informatica Corp.	406,276
71,000	@	Progress Software Corp.	2,255,670
55,900	@	THQ, Inc.	1,191,788
101,719	@, L	Witness Systems, Inc.	2,124,910

			12,320,745

		Storage/Warehousing: 1.5%
67,000	@, L	Mobile Mini, Inc.	2,904,450

			2,904,450

		Telecommunications: 1.7%
118,080	@, L	Powerwave Technologies, Inc.	1,533,859
89,300	@, L	Tekelec	1,870,835

			3,404,694

		Transportation: 2.9%
64,960		Forward Air Corp.	2,393,126
36,800	@	HUB Group, Inc.	1,350,928
80,200		Knight Transportation, Inc.	1,953,672

			5,697,726

		Total Common Stock
		(Cost $163,382,565)	192,496,346

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 31.1%
		Repurchase Agreement: 2.8%
$5,412,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $5,413,691 to be received upon repurchase (Collateralized by $10,745,000 Resolution Funding Corporation, 8.125% Market Value plus accrued interest $5,522,715, due 10/15/19)		$5,412,000

		Total Repurchase Agreement
		(Cost $5,412,000)		5,412,000

		Securities Lending Collateralcc: 28.3%
55,886,595		The Bank of New York Institutional Cash Reserves Fund		55,668,595

		Total Securities Lending Collateral
		(Cost $55,886,595)		55,668,595

		Total Short-Term Investments
		(Cost $61,298,595)		61,080,595

		Total Investments in Securities
		(Cost $224,681,160)*	129.1%	$253,576,941
		Other Assets and Liabilities-Net	(29.1)	(57,096,763)

		Net Assets	100.0%	$196,480,178

	@	Non-income producing security
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $224,700,367.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,585,272
		Gross Unrealized Depreciation		(4,490,698)

		Net Unrealized Appreciation		$29,094,574

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005